Loans (Tables)	6 Months Ended
Jun. 30, 2023
Loan [Abstract]
Schedule of Loan
	As of June 30, 2023	As of December 31, 2022

Short-term loan:
Everbright Bank	$2,758,126	$-
Others	689,532	-

Long-term loan:
Post Savings Bank of China	4,137,189	-
Current portion	$468,881	$-
Non-current portion	$3,668,308	$-